Longterm Incentive Plans (Details Narrative) - CAD ($)	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Long term incentive plan, description				The Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis
Share based payment				$ 613,631	$ 1,365,631
Description of amended vesting provision of performance stock units				PSUs vest as follows: 25,000 PSUs vested on November 14, 2019, 25,000 PSUs vest upon financing greater than $2,500,000 obtained before July 30, 2020 (non-market performance condition) (not met) and 25,000 PSUs vest on March 31, 2021
Restricted stock units vested				0	83,334
Unrecognized shares based payment expenses				$ 475,774
Performance stock units vested				$ 0	$ 187,500
Risk free interest rate				0.11%
Volatility				101.00%
Market price of common shares on grant date	$ 2.50	$ 3.00	$ 3.50	$ 1.44
Share-based payment arrangements [member] | Performance Stock Units [member]
Statement [Line Items]
Salaries, wages and employment expenses				$ 6,359	61,013
Restricted Stock Unit [Member] | Share-based payment arrangement [member]
Statement [Line Items]
Salaries, wages and employment expenses				$ 219,360	$ 171,011
Bottom of Range [Member]
Statement [Line Items]
Fair value of options				$ 0.45
Bottom of Range [Member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant				Jun. 12, 2019
Risk free interest rate				0.20%
Volatility				79.61%
Market price of common shares on grant date				$ 0.77
Expiry date of options				10 months
Volume weighted average price				$ 0.77
Top of range [member]
Statement [Line Items]
Fair value of options				$ 3.20
Top of range [member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grant				Jan. 05, 2021
Risk free interest rate				1.46%
Volatility				100.00%
Market price of common shares on grant date				$ 4.00
Expiry date of options				5 years
Volume weighted average price				$ 4.00